Offerings	Feb. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon the conversion of the Notes
Amount Registered | shares	3,103,734
Proposed Maximum Offering Price per Unit	1.56
Maximum Aggregate Offering Price	$ 4,841,825.04
Amount of Registration Fee	$ 741.28
Offering Note

(1)

Consists of 3,778,008 shares of Common Stock issuable upon the conversion of certain convertible notes of Interactive Strength Inc. (the “Company”), being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

(2)

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the average of the high and low prices of the Company’s Common Stock reported on the Nasdaq Capital Market on February 10, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon the exercise of the Warrants
Amount Registered | shares	674,274
Proposed Maximum Offering Price per Unit	1.56
Maximum Aggregate Offering Price	$ 1,051,867.44
Amount of Registration Fee	$ 161.04
Offering Note

(2)

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the average of the high and low prices of the Company’s Common Stock reported on the Nasdaq Capital Market on February 10, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.